Operating segment and geographic data - Concentration risk (Details 4) - segment		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration risk
Number of operating segments	4
Revenue | Geographic concentration | United States
Concentration risk
Concentration risk (as a percent)		20.00%	19.00%	18.00%
Revenue | Geographic concentration | China
Concentration risk
Concentration risk (as a percent)		13.00%	13.00%	12.00%
Revenue | Geographic concentration | Outside Switzerland | Minimum
Concentration risk
Concentration risk (as a percent)		98.00%	98.00%	98.00%
Property, plant and equipment, net. | Geographic concentration | United States
Concentration risk
Concentration risk (as a percent)		16.00%	16.00%
Property, plant and equipment, net. | Geographic concentration | Switzerland
Concentration risk
Concentration risk (as a percent)		16.00%	16.00%
Property, plant and equipment, net. | Geographic concentration | Sweden
Concentration risk
Concentration risk (as a percent)		16.00%	15.00%